Schedule of Investments(a)
May 31, 2024
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–46.30%
Aerospace & Defense–0.63%
Boeing Co. (The),
6.26%, 05/01/2027(b)	$110,000	$110,758
5.88%, 02/15/2040	183,000	170,431
3.90%, 05/01/2049	470,000	314,988
5.93%, 05/01/2060	200,000	176,543
Lockheed Martin Corp.,
5.70%, 11/15/2054	215,000	220,934
5.90%, 11/15/2063	200,000	211,005
RTX Corp., 3.95%, 08/16/2025	238,000	233,836
		1,438,495
Agricultural & Farm Machinery–0.19%
John Deere Capital Corp.,
3.40%, 09/11/2025	250,000	244,138
1.70%, 01/11/2027	200,000	184,014
		428,152
Air Freight & Logistics–0.38%
FedEx Corp.,
4.55%, 04/01/2046	500,000	414,497
5.25%, 05/15/2050	500,000	460,193
		874,690
Apparel Retail–0.17%
Ross Stores, Inc., 1.88%, 04/15/2031	200,000	162,291
TJX Cos., Inc. (The), 3.88%, 04/15/2030	250,000	235,967
		398,258
Apparel, Accessories & Luxury Goods–0.69%
Tapestry, Inc.,
4.13%, 07/15/2027	449,000	428,081
7.35%, 11/27/2028	273,000	282,854
7.70%, 11/27/2030	100,000	104,547
3.05%, 03/15/2032	240,000	193,125
7.85%, 11/27/2033	360,000	379,704
VF Corp., 2.95%, 04/23/2030	250,000	202,202
		1,590,513
Asset Management & Custody Banks–0.15%
BlackRock, Inc., 2.10%, 02/25/2032	275,000	223,884
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/2027(b)	125,000	116,901
		340,785
Automobile Manufacturers–1.32%
Ford Motor Co.,
7.45%, 07/16/2031	200,000	214,719
4.75%, 01/15/2043	216,000	174,757
Ford Motor Credit Co. LLC,
4.27%, 01/09/2027	200,000	192,241
6.80%, 11/07/2028	230,000	237,607
Principal Amount		Value
Automobile Manufacturers–(continued)
General Motors Co.,
6.60%, 04/01/2036	$100,000	$104,789
5.15%, 04/01/2038	98,000	89,994
6.25%, 10/02/2043	187,000	186,625
6.75%, 04/01/2046	259,000	272,239
5.95%, 04/01/2049	94,000	90,611
Toyota Motor Corp. (Japan), 1.34%, 03/25/2026(c)	400,000	374,223
Toyota Motor Credit Corp.,
0.80%, 10/16/2025	240,000	226,106
1.13%, 06/18/2026	227,000	209,417
4.55%, 05/17/2030	150,000	146,165
5.55%, 11/20/2030	299,000	305,899
4.80%, 01/05/2034	200,000	192,934
		3,018,326
Biotechnology–0.46%
AbbVie, Inc., 5.50%, 03/15/2064	200,000	196,782
Amgen, Inc.,
2.60%, 08/19/2026	500,000	473,222
2.20%, 02/21/2027	117,000	108,206
Gilead Sciences, Inc., 1.20%, 10/01/2027	310,000	274,394
		1,052,604
Broadcasting–0.55%
Discovery Communications LLC,
3.95%, 03/20/2028	200,000	187,438
4.13%, 05/15/2029	289,000	266,546
Paramount Global,
2.90%, 01/15/2027	252,000	232,142
4.20%, 06/01/2029	400,000	360,497
4.20%, 05/19/2032	250,000	208,276
		1,254,899
Broadline Retail–1.27%
Alibaba Group Holding Ltd. (China),
3.40%, 12/06/2027	330,000	311,247
2.13%, 02/09/2031	525,000	433,133
4.50%, 11/28/2034	570,000	530,830
4.00%, 12/06/2037	400,000	342,463
2.70%, 02/09/2041	300,000	204,813
4.20%, 12/06/2047	250,000	201,347
3.15%, 02/09/2051	300,000	194,363
Amazon.com, Inc.,
3.25%, 05/12/2061	475,000	315,893
4.10%, 04/13/2062	475,000	380,524
		2,914,613
Building Products–0.19%
Owens Corning, 7.00%, 12/01/2036	62,000	68,768
Toll Brothers Finance Corp., 3.80%, 11/01/2029	400,000	367,420
		436,188

See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Principal Amount		Value
Cable & Satellite–0.97%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.20%, 03/15/2028	$375,000	$352,831
5.05%, 03/30/2029	419,000	401,650
6.48%, 10/23/2045	95,000	87,734
5.13%, 07/01/2049	50,000	38,454
Comcast Corp.,
3.95%, 10/15/2025	186,000	182,710
6.55%, 07/01/2039	400,000	437,436
2.99%, 11/01/2063	294,000	171,792
Time Warner Cable Enterprises LLC, 8.38%, 07/15/2033	35,000	38,765
Time Warner Cable LLC,
7.30%, 07/01/2038	106,000	107,593
5.50%, 09/01/2041	105,000	87,875
4.50%, 09/15/2042	420,000	309,000
		2,215,840
Communications Equipment–0.11%
Juniper Networks, Inc., 5.95%, 03/15/2041	14,000	14,019
Nokia OYJ (Finland), 4.38%, 06/12/2027	250,000	243,172
		257,191
Computer & Electronics Retail–0.06%
Booz Allen Hamilton, Inc., 5.95%, 08/04/2033	80,000	82,218
Dell International LLC/EMC Corp.,
8.10%, 07/15/2036	29,000	34,669
8.35%, 07/15/2046	15,000	19,026
		135,913
Construction Machinery & Heavy Transportation Equipment– 0.31%
Cummins, Inc., 5.45%, 02/20/2054	500,000	490,399
Wabtec Corp., 5.61%, 03/11/2034	212,000	212,784
		703,183
Consumer Finance–0.35%
Ally Financial, Inc., 8.00%, 11/01/2031	218,000	238,759
American Express Co., 4.99%, 05/01/2026(d)	369,000	366,641
Capital One Financial Corp., 3.75%, 03/09/2027	200,000	191,722
		797,122
Consumer Staples Merchandise Retail–0.08%
Walmart, Inc., 3.95%, 09/09/2027	190,000	185,210
Data Processing & Outsourced Services–0.35%
Concentrix Corp., 6.65%, 08/02/2026	800,000	809,415
Distillers & Vintners–0.14%
Diageo Capital PLC (United Kingdom), 3.88%, 05/18/2028	330,000	317,276
Diversified Banks–8.99%
Australia and New Zealand Banking Group Ltd. (Australia), 3.70%, 11/16/2025	400,000	391,892
Principal Amount		Value
Diversified Banks–(continued)
Banco Santander S.A. (Spain),
4.25%, 04/11/2027	$400,000	$387,032
4.18%, 03/24/2028(d)	200,000	192,074
3.31%, 06/27/2029	400,000	364,678
2.96%, 03/25/2031	200,000	171,044
Bank of America Corp.,
4.45%, 03/03/2026	430,000	422,678
3.50%, 04/19/2026	300,000	290,830
1.32%, 06/19/2026(d)	405,000	386,876
2.50%, 02/13/2031(d)	200,000	171,612
2.69%, 04/22/2032(d)	400,000	336,315
5.29%, 04/25/2034(d)	203,000	199,918
Bank of America N.A., 5.53%, 08/18/2026	250,000	251,605
Bank of Montreal (Canada), Series H, 4.70%, 09/14/2027	480,000	472,904
Barclays PLC (United Kingdom),
4.38%, 01/12/2026	200,000	196,031
7.39%, 11/02/2028(d)	350,000	368,620
7.44%, 11/02/2033(d)	200,000	220,013
6.22%, 05/09/2034(d)	200,000	204,805
3.33%, 11/24/2042(d)	470,000	340,659
Citigroup, Inc.,
5.61%, 09/29/2026(d)	200,000	199,981
3.20%, 10/21/2026	275,000	261,534
3.67%, 07/24/2028(d)	100,000	95,029
4.41%, 03/31/2031(d)	450,000	427,441
8.13%, 07/15/2039	200,000	250,325
Cooperatieve Rabobank U.A. (Netherlands), 5.25%, 05/24/2041	125,000	124,702
HSBC Holdings PLC (United Kingdom),
4.29%, 09/12/2026(d)	325,000	319,097
4.38%, 11/23/2026	200,000	194,718
7.39%, 11/03/2028(d)	200,000	211,280
4.58%, 06/19/2029(d)	165,000	159,305
3.97%, 05/22/2030(d)	450,000	419,079
2.80%, 05/24/2032(d)	275,000	230,538
5.40%, 08/11/2033(d)	200,000	197,570
6.33%, 03/09/2044(d)	280,000	295,951
ING Groep N.V. (Netherlands), 4.05%, 04/09/2029	250,000	237,568
JPMorgan Chase & Co.,
7.75%, 07/15/2025	250,000	256,541
2.01%, 03/13/2026(d)	230,000	223,513
2.08%, 04/22/2026(d)	825,000	799,263
4.13%, 12/15/2026	125,000	121,623
5.72%, 09/14/2033(c)(d)	475,000	480,593
6.25%, 10/23/2034(d)	200,000	211,120
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	283,000	282,488
Lloyds Banking Group PLC (United Kingdom),
4.45%, 05/08/2025	755,000	747,141
4.98%, 08/11/2033(d)	200,000	191,609
Mitsubishi UFJ Financial Group, Inc. (Japan),
3.96%, 03/02/2028	225,000	216,037
4.05%, 09/11/2028	225,000	216,395
National Australia Bank Ltd. (Australia),
3.38%, 01/14/2026	300,000	291,696
2.50%, 07/12/2026	250,000	236,863
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Principal Amount		Value
Diversified Banks–(continued)
NatWest Group PLC (United Kingdom),
4.80%, 04/05/2026	$200,000	$197,578
5.52%, 09/30/2028(d)	650,000	648,965
PNC Bank N.A., 3.25%, 06/01/2025	250,000	244,553
Sumitomo Mitsui Financial Group, Inc. (Japan), 2.14%, 09/23/2030	450,000	373,120
Toronto-Dominion Bank (The) (Canada),
5.53%, 07/17/2026	200,000	200,613
1.25%, 09/10/2026	100,000	91,368
4.69%, 09/15/2027	250,000	245,727
Truist Bank,
4.05%, 11/03/2025	10,000	9,815
3.30%, 05/15/2026	365,000	349,719
U.S. Bancorp,
Series W, 3.10%, 04/27/2026	410,000	393,211
1.38%, 07/22/2030	200,000	160,044
2.49%, 11/03/2036(d)	600,000	469,248
UBS AG (Switzerland), 1.25%, 08/07/2026	350,000	319,659
Wells Fargo & Co.,
3.91%, 04/25/2026(d)	500,000	491,979
2.19%, 04/30/2026(d)	400,000	387,485
4.10%, 06/03/2026	200,000	195,109
5.57%, 07/25/2029(d)	400,000	402,368
2.88%, 10/30/2030(d)	350,000	308,455
3.07%, 04/30/2041(d)	325,000	238,725
5.01%, 04/04/2051(d)	390,000	355,854
4.61%, 04/25/2053(d)	221,000	188,775
Westpac Banking Corp. (Australia),
2.85%, 05/13/2026	451,000	431,664
2.70%, 08/19/2026	400,000	379,916
3.35%, 03/08/2027	300,000	287,159
		20,639,695
Diversified Capital Markets–0.25%
Deutsche Bank AG (Germany), 4.16%, 05/13/2025	150,000	148,133
UBS Group AG (Switzerland), 4.55%, 04/17/2026	425,000	418,005
		566,138
Diversified Chemicals–0.24%
Celanese US Holdings LLC,
6.35%, 11/15/2028	200,000	205,479
6.33%, 07/15/2029	200,000	205,409
6.38%, 07/15/2032	100,000	102,836
Dow Chemical Co. (The), 9.40%, 05/15/2039	32,000	42,475
		556,199
Diversified Financial Services–0.06%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.30%, 01/30/2032	150,000	127,826
Diversified Metals & Mining–0.16%
Teck Resources Ltd. (Canada), 3.90%, 07/15/2030	395,000	364,137
Diversified REITs–0.12%
VICI Properties L.P., 4.95%, 02/15/2030	96,000	92,031
Principal Amount		Value
Diversified REITs–(continued)
W.P. Carey, Inc., 4.00%, 02/01/2025	$185,000	$182,649
		274,680
Diversified Support Services–0.11%
Cintas Corp. No. 2, 3.70%, 04/01/2027	250,000	241,683
Electric Utilities–4.02%
AEP Texas, Inc., 3.95%, 06/01/2028(b)	806,000	763,063
Appalachian Power Co., 7.00%, 04/01/2038	250,000	273,213
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	200,000	184,689
Consolidated Edison Co. of New York, Inc.,
4.50%, 05/15/2058	200,000	163,249
3.70%, 11/15/2059	200,000	138,625
Duke Energy Indiana LLC, 6.45%, 04/01/2039	96,000	103,435
Edison International,
5.75%, 06/15/2027	150,000	150,879
4.13%, 03/15/2028	228,000	217,228
Eversource Energy, Series M, 3.30%, 01/15/2028	200,000	185,776
MidAmerican Energy Co., 3.65%, 04/15/2029	180,000	169,262
National Rural Utilities Cooperative Finance Corp.,
8.00%, 03/01/2032	148,000	171,660
5.25%, 04/20/2046(d)	12,000	11,676
NextEra Energy Capital Holdings, Inc.,
3.50%, 04/01/2029	250,000	231,120
2.25%, 06/01/2030	200,000	168,977
5.65%, 05/01/2079(d)	235,000	223,874
Oglethorpe Power Corp., 5.95%, 11/01/2039	374,000	371,312
Pacific Gas and Electric Co.,
4.20%, 03/01/2029	200,000	188,703
4.55%, 07/01/2030	450,000	425,082
2.50%, 02/01/2031	500,000	412,188
4.20%, 06/01/2041	400,000	315,587
4.95%, 07/01/2050	500,000	417,680
PacifiCorp,
3.50%, 06/15/2029	300,000	276,874
6.00%, 01/15/2039	200,000	202,961
5.50%, 05/15/2054	400,000	366,438
5.80%, 01/15/2055	310,000	295,398
Pinnacle West Capital Corp., 1.30%, 06/15/2025	200,000	190,748
Progress Energy, Inc., 7.75%, 03/01/2031	150,000	168,966
Public Service Co. of Colorado, 5.25%, 04/01/2053	320,000	293,923
Southern California Edison Co., 6.65%, 04/01/2029	500,000	525,027
Southwestern Electric Power Co.,
Series N, 1.65%, 03/15/2026	250,000	234,024
5.30%, 04/01/2033	289,000	279,548
Union Electric Co., 8.45%, 03/15/2039	400,000	509,832
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Principal Amount		Value
Electric Utilities–(continued)
Xcel Energy, Inc.,
4.60%, 06/01/2032	$434,000	$404,141
5.45%, 08/15/2033	200,000	196,473
		9,231,631
Electrical Components & Equipment–0.23%
Emerson Electric Co., 5.25%, 11/15/2039	225,000	223,820
Regal Rexnord Corp., 6.30%, 02/15/2030	300,000	307,248
		531,068
Electronic Components–0.15%
Corning, Inc.,
5.85%, 11/15/2068	110,000	107,903
5.45%, 11/15/2079	262,000	241,685
		349,588
Environmental & Facilities Services–0.08%
Waste Management, Inc., 0.75%, 11/15/2025	205,000	192,215
Gas Utilities–0.19%
Southwest Gas Corp., 4.05%, 03/15/2032	475,000	428,927
Health Care Distributors–0.10%
McKesson Corp., 1.30%, 08/15/2026	250,000	229,685
Health Care Equipment–0.17%
Abbott Laboratories, 3.75%, 11/30/2026	394,000	383,267
Health Care Facilities–0.58%
Ascension Health, Series B, 2.53%, 11/15/2029	225,000	198,119
CommonSpirit Health, 1.55%, 10/01/2025	314,000	297,026
HCA, Inc.,
3.63%, 03/15/2032	429,000	375,050
5.50%, 06/01/2033	200,000	197,861
5.25%, 06/15/2049	300,000	266,304
		1,334,360
Health Care Services–0.50%
CHRISTUS Health, Series C, 4.34%, 07/01/2028	430,000	417,107
Cigna Group (The),
4.50%, 02/25/2026	131,000	129,165
4.38%, 10/15/2028	187,000	180,794
Dignity Health, 5.27%, 11/01/2064	248,000	227,635
Sutter Health, Series 20-A, 2.29%, 08/15/2030	218,000	186,098
		1,140,799
Hotels, Resorts & Cruise Lines–0.10%
Booking Holdings, Inc., 4.63%, 04/13/2030	225,000	219,720
Industrial Conglomerates–0.20%
3M Co., 3.13%, 09/19/2046	675,000	455,498
Industrial Gases–0.21%
Linde, Inc., 3.20%, 01/30/2026	500,000	484,072
Principal Amount		Value
Industrial Machinery & Supplies & Components–0.68%
nVent Finance S.a.r.l. (United Kingdom), 4.55%, 04/15/2028	$400,000	$388,152
Parker-Hannifin Corp., 3.25%, 03/01/2027	300,000	285,894
Stanley Black & Decker, Inc.,
4.25%, 11/15/2028	331,000	318,369
2.30%, 03/15/2030	162,000	136,906
4.85%, 11/15/2048	500,000	427,017
		1,556,338
Insurance Brokers–0.05%
Aon Corp., 8.21%, 01/01/2027	100,000	106,273
Integrated Oil & Gas–0.76%
BP Capital Markets PLC, 3.72%, 11/28/2028	325,000	307,533
Exxon Mobil Corp., 3.48%, 03/19/2030	450,000	417,668
Shell International Finance B.V.,
2.38%, 11/07/2029	350,000	307,587
6.38%, 12/15/2038	450,000	494,268
5.50%, 03/25/2040	225,000	227,669
		1,754,725
Integrated Telecommunication Services–0.46%
British Telecommunications PLC (United Kingdom), 9.63%, 12/15/2030	250,000	303,933
Koninklijke KPN N.V. (Netherlands), 8.38%, 10/01/2030	175,000	201,043
Verizon Communications, Inc.,
1.45%, 03/20/2026	408,000	381,303
2.36%, 03/15/2032	220,000	178,662
		1,064,941
Interactive Media & Services–0.61%
Baidu, Inc. (China),
4.38%, 03/29/2028	300,000	291,736
4.88%, 11/14/2028	200,000	197,456
Meta Platforms, Inc.,
4.65%, 08/15/2062	388,000	332,127
5.75%, 05/15/2063	566,000	578,787
		1,400,106
Investment Banking & Brokerage–1.90%
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028	440,000	420,468
Charles Schwab Corp. (The), 6.20%, 11/17/2029(d)	300,000	310,159
Goldman Sachs Group, Inc. (The),
3.50%, 11/16/2026	301,000	288,080
3.85%, 01/26/2027	220,000	212,464
3.81%, 04/23/2029(d)	200,000	188,934
3.80%, 03/15/2030	400,000	371,600
Jefferies Financial Group, Inc., 6.25%, 01/15/2036	182,000	184,947
Morgan Stanley,
3.88%, 01/27/2026	415,000	404,944
2.19%, 04/28/2026(d)	300,000	290,711
4.68%, 07/17/2026(d)	230,000	227,487
6.25%, 08/09/2026	475,000	484,176
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Principal Amount		Value
Investment Banking & Brokerage–(continued)
Nomura Holdings, Inc. (Japan),
1.65%, 07/14/2026	$290,000	$267,189
2.33%, 01/22/2027	200,000	184,460
2.71%, 01/22/2029	260,000	229,983
2.68%, 07/16/2030	340,000	288,265
		4,353,867
IT Consulting & Other Services–0.54%
International Business Machines Corp.,
4.40%, 07/27/2032	275,000	259,832
7.13%, 12/01/2096	383,000	471,915
Kyndryl Holdings, Inc., 2.70%, 10/15/2028	575,000	509,826
		1,241,573
Leisure Products–0.27%
Brunswick Corp., 5.10%, 04/01/2052	250,000	193,139
Hasbro, Inc.,
6.35%, 03/15/2040	300,000	306,818
5.10%, 05/15/2044	147,000	126,896
		626,853
Life & Health Insurance–1.22%
Brighthouse Financial, Inc.,
5.63%, 05/15/2030	200,000	199,978
4.70%, 06/22/2047	236,000	182,964
Lincoln National Corp., 3.05%, 01/15/2030	300,000	265,159
Manulife Financial Corp. (Canada), 4.15%, 03/04/2026	135,000	132,421
MetLife, Inc.,
4.55%, 03/23/2030	500,000	489,157
Series D, 5.88%(d)(e)	100,000	100,181
Principal Financial Group, Inc.,
3.70%, 05/15/2029	350,000	324,479
2.13%, 06/15/2030	275,000	228,412
Prudential Financial, Inc., 6.00%, 09/01/2052(d)	275,000	268,992
Prudential Funding (Asia) PLC (Hong Kong), 3.13%, 04/14/2030	200,000	178,322
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(b)	441,000	407,225
Unum Group, 5.75%, 08/15/2042	13,000	12,542
		2,789,832
Life Sciences Tools & Services–0.32%
Illumina, Inc., 2.55%, 03/23/2031	221,000	180,837
Revvity, Inc., 3.30%, 09/15/2029	200,000	181,440
Thermo Fisher Scientific, Inc., 5.00%, 12/05/2026	383,000	382,474
		744,751
Managed Health Care–0.47%
UnitedHealth Group, Inc.,
5.25%, 02/15/2028	225,000	227,314
6.05%, 02/15/2063	350,000	367,541
5.20%, 04/15/2063	200,000	185,483
5.50%, 04/15/2064	300,000	290,762
		1,071,100
Principal Amount		Value
Motorcycle Manufacturers–0.10%
Harley-Davidson, Inc., 4.63%, 07/28/2045	$279,000	$227,932
Movies & Entertainment–0.33%
TWDC Enterprises 18 Corp., 3.15%, 09/17/2025	200,000	194,580
Warnermedia Holdings, Inc.,
3.76%, 03/15/2027	250,000	237,120
4.05%, 03/15/2029	200,000	184,237
4.28%, 03/15/2032	153,000	133,968
		749,905
Multi-Family Residential REITs–0.04%
Mid-America Apartments L.P., 3.60%, 06/01/2027	100,000	95,718
Multi-line Insurance–0.08%
American International Group, Inc., Series A-9, 5.75%, 04/01/2048(d)	20,000	19,660
AXA S.A. (France), 8.60%, 12/15/2030	150,000	175,172
		194,832
Multi-Sector Holdings–0.08%
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	194,000	187,714
Multi-Utilities–0.44%
Arizona Public Service Co., 2.60%, 08/15/2029	300,000	263,938
Black Hills Corp.,
3.95%, 01/15/2026	277,000	270,191
4.35%, 05/01/2033	91,000	81,560
National Grid PLC (United Kingdom), 5.42%, 01/11/2034	400,000	390,523
		1,006,212
Office REITs–0.15%
Boston Properties L.P., 3.40%, 06/21/2029	400,000	353,807
Oil & Gas Exploration & Production–0.56%
Conoco Funding Co., 7.25%, 10/15/2031	200,000	225,033
ConocoPhillips Co., 6.95%, 04/15/2029	200,000	216,700
EQT Corp.,
5.00%, 01/15/2029	207,000	201,640
7.00%, 02/01/2030	350,000	370,030
Marathon Oil Corp., 6.60%, 10/01/2037	250,000	270,256
		1,283,659
Oil & Gas Storage & Transportation–1.14%
Cheniere Energy Partners L.P., 4.00%, 03/01/2031	350,000	315,667
Columbia Pipeline Group, Inc., 5.80%, 06/01/2045	368,000	361,786
Energy Transfer L.P.,
5.30%, 04/15/2047	389,000	343,529
5.40%, 10/01/2047	167,000	150,071
5.00%, 05/15/2050	470,000	399,241
Enterprise Products Operating LLC, 4.15%, 10/16/2028	250,000	241,522
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Kinder Morgan Energy Partners L.P., 6.95%, 01/15/2038	$131,000	$142,004
ONEOK, Inc., 7.15%, 01/15/2051	325,000	359,878
Plains All American Pipeline L.P./PAA Finance Corp., 6.65%, 01/15/2037	100,000	105,577
Western Midstream Operating L.P., 6.35%, 01/15/2029	200,000	205,773
		2,625,048
Other Specialized REITs–0.17%
EPR Properties, 3.60%, 11/15/2031	112,000	93,070
GLP Capital L.P./GLP Financing II, Inc.,
5.30%, 01/15/2029	200,000	195,878
3.25%, 01/15/2032	114,000	94,674
		383,622
Packaged Foods & Meats–0.17%
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l.,
5.13%, 02/01/2028	200,000	196,908
3.00%, 02/02/2029	225,000	199,082
		395,990
Paper & Plastic Packaging Products & Materials–0.08%
Berry Global, Inc., 5.50%, 04/15/2028	187,000	186,105
Paper Products–0.19%
Georgia-Pacific LLC, 8.88%, 05/15/2031	200,000	243,584
Suzano Austria GmbH (Brazil), 6.00%, 01/15/2029	200,000	198,013
		441,597
Passenger Airlines–0.59%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 07/11/2034	436,793	370,736
Southwest Airlines Co., 5.13%, 06/15/2027	284,000	282,281
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	399,996	400,658
5.80%, 07/15/2037	290,000	292,002
		1,345,677
Personal Care Products–0.19%
Conopco, Inc., Series E, 7.25%, 12/15/2026	225,000	236,223
Estee Lauder Cos., Inc. (The), 2.60%, 04/15/2030	240,000	209,539
		445,762
Pharmaceuticals–1.58%
AstraZeneca Finance LLC (United Kingdom), 4.88%, 03/03/2033	250,000	246,706
Bristol-Myers Squibb Co.,
3.40%, 07/26/2029	250,000	231,611
6.40%, 11/15/2063	400,000	436,615
5.65%, 02/22/2064	300,000	293,378
Principal Amount		Value
Pharmaceuticals–(continued)
Johnson & Johnson,
1.30%, 09/01/2030	$125,000	$102,245
3.55%, 03/01/2036	300,000	260,328
5.95%, 08/15/2037	150,000	162,914
Mylan, Inc., 4.55%, 04/15/2028	225,000	215,900
Novartis Capital Corp. (Switzerland), 3.10%, 05/17/2027	450,000	430,040
Pfizer Investment Enterprises Pte. Ltd.,
4.45%, 05/19/2026	210,000	207,171
4.75%, 05/19/2033	200,000	193,465
5.34%, 05/19/2063	350,000	329,148
Pharmacia LLC, 6.60%, 12/01/2028	175,000	185,535
Viatris, Inc., 2.70%, 06/22/2030	400,000	336,943
		3,631,999
Property & Casualty Insurance–0.26%
Allstate Corp. (The),
3.28%, 12/15/2026	190,000	181,083
5.35%, 06/01/2033	225,000	224,491
Stewart Information Services Corp., 3.60%, 11/15/2031	225,000	187,202
		592,776
Rail Transportation–0.58%
Canadian Pacific Railway Co. (Canada),
4.20%, 11/15/2069	565,000	429,677
6.13%, 09/15/2115	200,000	202,523
Norfolk Southern Corp., 4.10%, 05/15/2121	450,000	317,614
Union Pacific Corp.,
3.80%, 04/06/2071	300,000	211,846
3.85%, 02/14/2072	250,000	179,211
		1,340,871
Regional Banks–0.35%
Truist Financial Corp.,
4.87%, 01/26/2029(d)	200,000	195,784
4.92%, 07/28/2033(d)	450,000	415,840
5.87%, 06/08/2034(d)	200,000	200,752
		812,376
Reinsurance–0.05%
Enstar Group Ltd., 3.10%, 09/01/2031	110,000	89,241
RenaissanceRe Finance, Inc. (Bermuda), 3.70%, 04/01/2025	34,000	33,438
		122,679
Research & Consulting Services–0.11%
Jacobs Engineering Group, Inc., 5.90%, 03/01/2033	250,000	248,620
Retail REITs–0.40%
Realty Income Corp.,
3.95%, 08/15/2027	250,000	240,894
2.20%, 06/15/2028	200,000	177,471
Simon Property Group L.P.,
2.25%, 01/15/2032	290,000	234,017
6.75%, 02/01/2040	244,000	266,167
		918,549
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Principal Amount		Value
Semiconductors–1.15%
Foundry JV Holdco LLC, 6.15%, 01/25/2032(b)	$455,000	$464,096
Intel Corp.,
2.45%, 11/15/2029	275,000	240,126
5.20%, 02/10/2033(c)	475,000	471,325
4.95%, 03/25/2060(c)	460,000	403,117
5.05%, 08/05/2062	400,000	352,524
Marvell Technology, Inc., 2.95%, 04/15/2031	200,000	171,324
Texas Instruments, Inc., 5.05%, 05/18/2063	340,000	317,175
TSMC Arizona Corp. (Taiwan), 2.50%, 10/25/2031	250,000	211,173
		2,630,860
Specialty Chemicals–0.26%
DuPont de Nemours, Inc., 4.49%, 11/15/2025	610,000	602,382
Steel–0.22%
ArcelorMittal S.A. (Luxembourg),
7.00%, 10/15/2039	27,000	29,308
6.75%, 03/01/2041	225,000	232,568
Nucor Corp., 6.40%, 12/01/2037	219,000	237,020
		498,896
Systems Software–0.31%
Microsoft Corp.,
3.13%, 11/03/2025	425,000	413,819
3.04%, 03/17/2062	450,000	293,848
		707,667
Technology Distributors–0.31%
Avnet, Inc., 6.25%, 03/15/2028	250,000	256,030
CDW LLC/CDW Finance Corp.,
3.28%, 12/01/2028	275,000	248,067
3.57%, 12/01/2031	240,000	207,451
		711,548
Technology Hardware, Storage & Peripherals–0.52%
Apple, Inc.,
3.35%, 02/09/2027	500,000	481,367
1.20%, 02/08/2028	150,000	132,075
2.85%, 08/05/2061	225,000	138,343
4.10%, 08/08/2062	250,000	200,688
Hewlett Packard Enterprise Co., 6.35%, 10/15/2045	220,000	233,837
		1,186,310
Telecom Tower REITs–0.30%
Crown Castle, Inc.,
3.30%, 07/01/2030	450,000	398,213
2.25%, 01/15/2031	350,000	286,758
		684,971
Tobacco–2.61%
Altria Group, Inc.,
3.40%, 05/06/2030	460,000	413,782
2.45%, 02/04/2032	800,000	643,302
4.50%, 05/02/2043	557,000	456,803
3.88%, 09/16/2046	225,000	162,935
Principal Amount		Value
Tobacco–(continued)
B.A.T Capital Corp. (United Kingdom),
3.56%, 08/15/2027	$108,000	$102,348
2.26%, 03/25/2028	350,000	312,357
2.73%, 03/25/2031	170,000	142,974
4.74%, 03/16/2032	415,000	393,634
B.A.T. International Finance PLC (United Kingdom), 4.45%, 03/16/2028	265,000	256,037
Philip Morris International, Inc.,
5.13%, 02/15/2030	480,000	476,483
2.10%, 05/01/2030	250,000	210,641
1.75%, 11/01/2030	300,000	242,901
5.75%, 11/17/2032	300,000	306,331
5.38%, 02/15/2033	163,000	161,734
5.25%, 02/13/2034	300,000	293,984
6.38%, 05/16/2038	280,000	300,830
4.50%, 03/20/2042	418,000	358,872
Reynolds American, Inc. (United Kingdom),
5.70%, 08/15/2035	256,000	251,189
5.85%, 08/15/2045	545,000	507,807
		5,994,944
Transaction & Payment Processing Services–0.67%
Global Payments, Inc.,
2.90%, 11/15/2031	250,000	208,208
5.40%, 08/15/2032	200,000	196,207
PayPal Holdings, Inc.,
2.65%, 10/01/2026	275,000	259,852
5.25%, 06/01/2062(c)	400,000	366,105
Visa, Inc., 4.15%, 12/14/2035	275,000	255,982
Western Union Co. (The), 6.20%, 11/17/2036	250,000	253,780
		1,540,134
Water Utilities–0.12%
American Water Capital Corp., 4.45%, 06/01/2032	297,000	282,605
Wireless Telecommunication Services–0.08%
America Movil S.A.B. de C.V. (Mexico), 6.13%, 03/30/2040	171,000	177,966
Total U.S. Dollar Denominated Bonds & Notes (Cost $111,051,886)		106,239,953
U.S. Treasury Securities–42.22%
U.S. Treasury Bills–0.47%
5.27%, 09/05/2024(f)(g)	1,100,000	1,085,021
U.S. Treasury Bonds–4.37%
2.00%, 11/15/2041	1,000,000	678,106
3.38%, 08/15/2042	950,000	793,918
4.38%, 08/15/2043	1,021,200	975,485
3.75%, 11/15/2043	2,100,000	1,836,352
3.38%, 05/15/2044	900,000	741,445
2.38%, 11/15/2049	1,387,600	908,336
2.00%, 02/15/2050	1,400,000	837,648
1.25%, 05/15/2050	2,300,000	1,120,486
4.13%, 08/15/2053	2,323,100	2,131,354
		10,023,130
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Principal Amount		Value
U.S. Treasury Notes–37.38%
4.50%, 11/30/2024	$9,482,000	$9,442,594
1.38%, 01/31/2025	9,021,000	8,794,876
1.13%, 02/28/2025	7,327,000	7,109,808
3.88%, 04/30/2025	1,665,000	1,645,187
4.75%, 07/31/2025	2,000,000	1,991,875
5.00%, 09/30/2025	5,720,000	5,714,302
4.25%, 12/31/2025	2,300,000	2,273,676
0.75%, 03/31/2026	3,500,000	3,248,506
1.50%, 08/15/2026	7,180,000	6,688,338
4.25%, 03/15/2027	1,734,000	1,714,154
3.88%, 11/30/2027	7,000,000	6,834,434
3.88%, 12/31/2027	2,500,000	2,440,430
3.63%, 05/31/2028	3,000,000	2,897,871
1.38% - 4.88%, 10/31/2028	7,848,300	7,393,717
3.75%, 12/31/2028	1,800,000	1,742,519
4.88%, 10/31/2030	911,300	929,562
1.38%, 11/15/2031	7,894,000	6,349,120
3.88%, 08/15/2033	8,984,000	8,563,401
		85,774,370
Total U.S. Treasury Securities (Cost $98,967,051)		96,882,521
U.S. Government Sponsored Agency Mortgage-Backed Securities–25.18%
Collateralized Mortgage Obligations–0.10%
Fannie Mae REMICs,
IO, 3.50%, 08/25/2035(h)	183,648	20,568
5.50%, 07/25/2046(h)	49,763	6,175
4.00%, 08/25/2047(h)	38,518	7,865
0.46% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(h)(i)	482,174	35,648
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC03, Class X1, IO, 0.47%, 11/25/2024(j)	3,645,527	7,144
Series K734, Class X1, IO, 0.64%, 02/25/2026(j)	2,917,036	22,039
Series K735, Class X1, IO, 0.96%, 05/25/2026(j)	2,962,454	41,790
Series K093, Class X1, IO, 0.94%, 05/25/2029(j)	2,453,635	91,972
Freddie Mac REMICs, IO, 0.66% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(h)(i)	112,837	7,655
Freddie Mac STRIPS, IO, 3.00%, 12/15/2027(h)	26,829	896
		241,752
Federal Home Loan Mortgage Corp. (FHLMC)–2.37%
4.50%, 09/01/2049 to 05/01/2053	1,624,742	1,524,587
3.00%, 01/01/2050 to 05/01/2050	2,244,416	1,931,582
2.50%, 07/01/2050 to 08/01/2050	2,392,048	1,976,297
		5,432,466
	Principal Amount	Value
Federal National Mortgage Association (FNMA)–6.88%
4.50%, 06/01/2049 to 07/01/2053	$1,058,061	$992,741
3.00%, 10/01/2049 to 11/01/2051	1,834,221	1,559,623
2.50%, 03/01/2050 to 08/01/2051	1,609,778	1,317,447
2.00%, 03/01/2051 to 08/01/2051	2,272,432	1,758,517
3.50%, 06/01/2052	1,333,867	1,171,014
4.00%, 06/01/2052	908,552	829,699
5.50%, 08/01/2053 to 02/01/2054	2,794,798	2,759,346
6.00%, 08/01/2053 to 09/01/2053	4,415,288	4,440,968
5.00%, 04/01/2054	985,170	953,780
		15,783,135
Government National Mortgage Association (GNMA)–0.77%
IO, 0.77% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(h)(i)	250,367	27,424
TBA, 3.00%, 06/01/2054(k)	600,000	518,385
4.50%, 06/01/2054(k)	250,000	236,400
5.00%, 06/01/2054(k)	600,000	582,407
5.50%, 06/01/2054(k)	400,000	396,833
		1,761,449
Uniform Mortgage-Backed Securities–15.06%
TBA, 2.00%, 06/01/2039 to 06/01/2054(k)	8,132,000	6,354,654
2.50%, 06/01/2039 to 06/01/2054(k)	5,200,000	4,285,792
3.00%, 06/01/2039 to 06/01/2054(k)	6,742,000	5,965,240
3.50%, 06/01/2039 to 06/01/2054(k)	7,125,000	6,295,015
4.00%, 06/01/2054(k)	3,825,000	3,471,604
4.50%, 06/01/2054(k)	3,300,000	3,090,444
5.00%, 06/01/2054(k)	1,860,000	1,790,289
5.50%, 06/01/2054(k)	1,730,000	1,702,208
6.00%, 06/01/2054(k)	1,600,000	1,602,447
		34,557,693
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $60,087,674)		57,776,495
	Shares
Exchange-Traded Funds–0.39%
iShares MBS ETF (Cost $937,790)(c)	10,000	910,100
	Principal Amount
Asset-Backed Securities–0.10%
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	$11,170	8,944
Bank, Series 2019-BNK16, Class XA, IO, 0.94%, 02/15/2052(j)	2,219,808	74,155
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.98%, 10/12/2050(j)	4,948,961	129,501
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Principal Amount		Value
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(l)	$16,110	$14,397
Total Asset-Backed Securities (Cost $267,762)		226,997
Shares
Money Market Funds–0.58%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(m)(n)	468,137	468,137
Invesco Liquid Assets Portfolio, Institutional Class, 5.30%(m)(n)	334,240	334,340
Invesco Treasury Portfolio, Institutional Class, 5.22%(m)(n)	535,013	535,013
Total Money Market Funds (Cost $1,337,490)		1,337,490
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-114.77% (Cost $272,649,653)		263,373,556
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.27%
Invesco Private Government Fund, 5.30%(m)(n)(o)	814,344	$814,344
Invesco Private Prime Fund, 5.48%(m)(n)(o)	2,093,400	2,094,028
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,908,372)		2,908,372
TOTAL INVESTMENTS IN SECURITIES–116.04% (Cost $275,558,025)		266,281,928
OTHER ASSETS LESS LIABILITIES—(16.04)%		(36,808,449)
NET ASSETS–100.00%		$229,473,479
Investment Abbreviations:
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
IO	– Interest Only
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $1,862,043, which represented less than 1% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2024.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2024.
(k)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(l)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2024.
(m)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,058,428	$9,076,673	$(9,666,964)	$-	$-	$468,137	$9,661
Invesco Liquid Assets Portfolio, Institutional Class	756,527	6,483,337	(6,905,419)	(40)	(65)	334,340	7,049
Invesco Treasury Portfolio, Institutional Class	1,209,633	10,373,339	(11,047,959)	-	-	535,013	11,013
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$632,716	$2,495,768	$(2,314,140)	$-	$-	$814,344	$9,116*
Invesco Private Prime Fund	1,627,464	5,065,826	(4,598,866)	259	(655)	2,094,028	24,609*
Total	$5,284,768	$33,494,943	$(34,533,348)	$219	$(720)	$4,245,862	$61,448

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(n)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury Long Bonds	31	September-2024	$3,597,937	$(25,186)	$(25,186)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	39	September-2024	(7,944,422)	(2,821)	(2,821)
U.S. Treasury 5 Year Notes	5	September-2024	(528,984)	301	301
U.S. Treasury 10 Year Notes	31	September-2024	(3,372,703)	417	417
U.S. Treasury 10 Year Ultra Notes	37	September-2024	(4,145,156)	17,264	17,264
U.S. Treasury Ultra Bonds	6	September-2024	(734,625)	(576)	(576)
Subtotal—Short Futures Contracts				14,585	14,585
Total Futures Contracts				$(10,601)	$(10,601)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$106,239,953	$—	$106,239,953
U.S. Treasury Securities	—	96,882,521	—	96,882,521
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	57,776,495	—	57,776,495
Exchange-Traded Funds	910,100	—	—	910,100
Asset-Backed Securities	—	226,997	—	226,997
Money Market Funds	1,337,490	2,908,372	—	4,245,862
Total Investments in Securities	2,247,590	264,034,338	—	266,281,928
Other Investments - Assets*
Futures Contracts	17,982	—	—	17,982
Other Investments - Liabilities*
Futures Contracts	(28,583)	—	—	(28,583)
Total Other Investments	(10,601)	—	—	(10,601)
Total Investments	$2,236,989	$264,034,338	$—	$266,271,327

*	Unrealized appreciation (depreciation).
Invesco Intermediate Bond Factor Fund